Postretirement benefit plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Description of employer contributions to the U.S. retirement plans (in hundredths)	Both defined contribution plans offer an employer-matching savings option that allows employees to make pre-tax contributions to various investment choices, including a TI common stock fund. Employees who elected to continue accruing a benefit in the qualified defined benefit pension plans may also participate in the defined contribution plan, where employer-matching contributions are provided for up to 2 percent of the employee’s annual eligible earnings. Employees who elected not to continue accruing a benefit in the defined benefit pension plans, and employees hired after November 1997 and through December 31, 2003, may participate in the enhanced defined contribution plan. This plan provides for a fixed employer contribution of 2 percent of the employee’s annual eligible earnings, plus an employer-matching contribution of up to 4 percent of the employee’s annual eligible earnings. Employees hired after December 31, 2003, do not receive the fixed employer contribution of 2 percent of the employee’s annual eligible earnings.
Number of company shares held by the U.S. defined contribution plans at year-end (in shares)	22		24
Value of the company shares held by the U.S. defined contribution plans at year-end	$ 639		$ 792
Dividends paid on the company shares held by the U.S. defined contribution plans at year-end	13		13
Aggregate expense for the U.S. defined contribution plans	55		50		51
Defined benefit pension plan formula, highest consecutive years of compensation (in years)	5 years
Length of time certain gains and losses are considered when determining the market-related value of assets related to the United States pension and retiree health care plans (in years)	3 years
Value of the company shares held by the non-U.S. retirement plans at year-end	12		14
Liability to participants of the deferred compensation plan	150
Deferred compensation arrangement, recorded liability	41
Expected contribution to retirement benefit plans in 2012	120
Funded status at end of year [Abstract]
Funded status at end of year	(672)		(498)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans	40		31
Accrued expenses and other liabilities	(11)		(10)
Underfunded retirement plans	(701)		(519)
Funded status at end of year	(672)		(498)
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)	704
Annual adjustment, net actuarial loss	189
Reclassification of recognized transactions, net actuarial loss	(75)
Less tax (benefit) expense, net actuarial loss	(38)
Total net actuarial loss change to AOCI	76
AOCI balance, net actuarial loss portion (net of tax)	780		704
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)	(16)
Annual adjustment, prior service cost	14
Reclassification of recognized transactions, prior service cost	(2)
Less tax expense (benefit), prior service cost	(5)
Total prior service cost change to AOCI	7
AOCI balance, prior service cost portion (net of tax)	(9)		(16)
Benefits expected to pay to participants over the next ten years [Abstract]
2012 subsidy	(4)
2013 subsidy	(4)
2014 subsidy	(4)
2015 subsidy	(2)
2016 subsidy	(2)
2017 - 2021 subsidy	(10)
U.S. defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Service cost	22		20		20
Interest cost	46		45		49
Expected return on plan assets	(45)		(49)		(49)
Amortization of prior service cost (credit)	1		1		1
Recognized net actuarial loss	23		22		18
Net periodic benefit cost	47		39		39
Settlement charges	0	[1]	37	[1]	13	[1]
Curtailment charges (credits)	0		0		0
Special termination benefit charges	4		0		6
Total, including charges	51		76		58
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	880		860
Service cost	22		20		20
Interest cost	46		45		49
Participant contributions	0		0
Benefits paid	(52)		(6)
Medicare subsidy	0		0
Actuarial (gain) loss	61		92
Settlements	0		(131)
Curtailments	(2)		0
Assumed with National acquisition	0		0
Special termination benefit charges	4		0		6
Plan amendments	0		0
Effects of exchange rate changes	0		0
Benefit obligation at end of year	959		880		860
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	833		859
Actual return on plan assets	106		76
Employer contributions (funding of qualified plans)	25		30
Employer contributions (payments for non-qualified plans)	2		5
Participant contributions	0		0
Assumed with National acquisition	0		0
Benefits paid	(52)		(6)
Settlements	0		(131)
Effects of exchange rate changes	0		0
Fair value of plan assets at end of year (FVPA)	914		833		859
Funded status at end of year [Abstract]
Funded status at end of year	(45)		(47)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans	11		1
Accrued expenses and other liabilities	(2)		(3)
Underfunded retirement plans	(54)		(45)
Funded status at end of year	(45)		(47)
Accumulated benefit obligation	875		813
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)	157
Annual adjustment, net actuarial loss	(3)
Reclassification of recognized transactions, net actuarial loss	(23)
Less tax (benefit) expense, net actuarial loss	9
Total net actuarial loss change to AOCI	(17)
AOCI balance, net actuarial loss portion (net of tax)	140		157
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)	1
Annual adjustment, prior service cost	0
Reclassification of recognized transactions, prior service cost	(1)
Less tax expense (benefit), prior service cost	0
Total prior service cost change to AOCI	(1)
AOCI balance, prior service cost portion (net of tax)	0		1
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss	16
Unrecognized prior service cost	1
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	914		833		859
Assumed with National acquisition	0		0
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)	4.92%		5.58%
Long-term pay progression (in hundredths)	3.50%		3.40%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)	5.58%		5.61%
Rate of return on plan assets (in hundredths)	6.25%		6.50%
Long-term pay progression (in hundredths)	3.40%		3.00%
Weighted average target allocation [Abstract]
Equity securities (in hundredths)	35.00%
Fixed income securities and cash equivalents (in hundredths)	65.00%
Weighted average asset allocations [Abstract}
Equity securities (in hundredths)	35.00%		35.00%
Fixed income securities (in hundredths)	63.00%		60.00%
Cash equivalents (in hundredths)	2.00%		5.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2012 payment	160
2013 payment	92
2014 payment	91
2015 payment	94
2016 payment	95
2017 - 2021 payment	451
U.S. defined benefit plan [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	244		196
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	244		196
U.S. defined benefit plan [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	635		603
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	635		603
U.S. defined benefit plan [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	34		34
Assumed with National acquisition	0
Fair value of plan assets at end of year (FVPA)	35		34
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	35		34
Redemptions	0		0
Unrealized gain	1		0
Assumed with National acquisition	0
U.S. defined benefit plan [Member] | Money market funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	23		43
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	23		43
U.S. defined benefit plan [Member] | Money market funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | Money market funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	23		43
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	23		43
U.S. defined benefit plan [Member] | Money market funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	266		220
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	266		220
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	244		196
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	244		196
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	22		24
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	22		24
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | U.S. bond funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	309		281
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	309		281
U.S. defined benefit plan [Member] | U.S. bond funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | U.S. bond funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	309		281
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	309		281
U.S. defined benefit plan [Member] | U.S. bond funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	229		195
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	229		195
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	229		195
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	229		195
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | International equity funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	52		60
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	52		60
U.S. defined benefit plan [Member] | International equity funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | International equity funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	52		60
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	52		60
U.S. defined benefit plan [Member] | International equity funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | Limited partnerships [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	35		34
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	35		34
U.S. defined benefit plan [Member] | Limited partnerships [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | Limited partnerships [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. defined benefit plan [Member] | Limited partnerships [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	35		34
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	35		34
U.S. retiree health care plan [Member]
Components of net periodic benefit cost [Abstract]
Service cost	4		4		4
Interest cost	25		26		26
Expected return on plan assets	(21)		(23)		(28)
Amortization of prior service cost (credit)	2		2		2
Recognized net actuarial loss	13		12		8
Net periodic benefit cost	23		21		12
Settlement charges	0	[1]	0	[1]	0	[1]
Curtailment charges (credits)	5		0		2
Special termination benefit charges	0		0		0
Total, including charges	28		21		14
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	473		472
Service cost	4		4		4
Interest cost	25		26		26
Participant contributions	18		17
Benefits paid	(43)		(45)
Medicare subsidy	4		3
Actuarial (gain) loss	19		(4)
Settlements	0		0
Curtailments	4		0
Assumed with National acquisition	0		0
Special termination benefit charges	0		0		0
Plan amendments	17		0
Effects of exchange rate changes	0		0
Benefit obligation at end of year	521		473		472
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	404		374
Actual return on plan assets	6		25
Employer contributions (funding of qualified plans)	46		33
Employer contributions (payments for non-qualified plans)	0		0
Participant contributions	18		17
Assumed with National acquisition	0		0
Benefits paid	(43)		(45)
Settlements	0		0
Effects of exchange rate changes	0		0
Fair value of plan assets at end of year (FVPA)	431		404		374
Funded status at end of year [Abstract]
Funded status at end of year	(90)		(69)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans	0		0
Accrued expenses and other liabilities	0		0
Underfunded retirement plans	(90)		(69)
Funded status at end of year	(90)		(69)
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)	126
Annual adjustment, net actuarial loss	34
Reclassification of recognized transactions, net actuarial loss	(12)
Less tax (benefit) expense, net actuarial loss	(8)
Total net actuarial loss change to AOCI	14
AOCI balance, net actuarial loss portion (net of tax)	140		126
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)	6
Annual adjustment, prior service cost	17
Reclassification of recognized transactions, prior service cost	(4)
Less tax expense (benefit), prior service cost	(5)
Total prior service cost change to AOCI	8
AOCI balance, prior service cost portion (net of tax)	14		6
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss	13
Unrecognized prior service cost	4
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	431		404		374
Assumed with National acquisition	0		0
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)	4.89%		5.48%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)	5.48%		5.54%
Rate of return on plan assets (in hundredths)	5.50%		6.00%
Weighted average target allocation [Abstract]
Equity securities (in hundredths)	50.00%
Fixed income securities and cash equivalents (in hundredths)	50.00%
Weighted average asset allocations [Abstract}
Equity securities (in hundredths)	48.00%		49.00%
Fixed income securities (in hundredths)	41.00%		41.00%
Cash equivalents (in hundredths)	11.00%		10.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2012 payment	35
2013 payment	37
2014 payment	39
2015 payment	41
2016 payment	43
2017 - 2021 payment	213
Health care cost trend rates [Abstract]
Assumed health care cost trend rate for next year (in hundredths)	9.00%		9.00%
Ultimate trend rate (in hundredths)	5.00%		5.00%
Year in which ultimate trend rate is reached	2017		2016
Effect of a one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of a one percentage point increase on accumulated postretirement benefit obligation (in hundredths)	28
Effect of a one percentage point decrease on accumulated postretirement benefit obligation (in hundredths)	24
Effect of a one percentage point increase on service and interest cost components (in hundredths)	1
Effect of a one percentage point decrease on service and interest cost components (in hundredths)	(1)
U.S. retiree health care plan [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	215		206
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	215		206
U.S. retiree health care plan [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	216		198
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	216		198
U.S. retiree health care plan [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. retiree health care plan [Member] | Money market funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	50		41
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	50		41
U.S. retiree health care plan [Member] | Money market funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. retiree health care plan [Member] | Money market funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	50		41
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	50		41
U.S. retiree health care plan [Member] | Money market funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. retiree health care plan [Member] | U.S. bond funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	175		165
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	175		165
U.S. retiree health care plan [Member] | U.S. bond funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	175		165
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	175		165
U.S. retiree health care plan [Member] | U.S. bond funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. retiree health care plan [Member] | U.S. bond funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	159		144
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	159		144
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	40		41
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	40		41
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	119		103
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	119		103
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. retiree health care plan [Member] | International equity funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	47		54
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	47		54
U.S. retiree health care plan [Member] | International equity funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
U.S. retiree health care plan [Member] | International equity funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	47		54
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	47		54
U.S. retiree health care plan [Member] | International equity funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-U.S. defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Service cost	41		37		40
Interest cost	69		62		62
Expected return on plan assets	(83)		(73)		(69)
Amortization of prior service cost (credit)	(4)		(3)		(3)
Recognized net actuarial loss	40		30		34
Net periodic benefit cost	63		53		64
Settlement charges	0	[1]	0	[1]	15	[1]
Curtailment charges (credits)	2		0		(9)
Special termination benefit charges	0		0		3
Total, including charges	65		53		73
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	2,217		1,945
Service cost	41		37		40
Interest cost	69		62		62
Participant contributions	1		3
Benefits paid	(72)		(70)
Medicare subsidy	0		0
Actuarial (gain) loss	91		132
Settlements	(1)		0
Curtailments	(3)		0
Assumed with National acquisition	301		0
Special termination benefit charges	0		0		3
Plan amendments	0		(1)
Effects of exchange rate changes	104		109
Benefit obligation at end of year	2,748		2,217		1,945
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	1,835		1,672
Actual return on plan assets	53		95
Employer contributions (funding of qualified plans)	72		53
Employer contributions (payments for non-qualified plans)	0		0
Participant contributions	1		3
Assumed with National acquisition	235		0
Benefits paid	(72)		(70)
Settlements	(1)		0
Effects of exchange rate changes	88		82
Fair value of plan assets at end of year (FVPA)	2,211		1,835		1,672
Funded status at end of year [Abstract]
Funded status at end of year	(537)		(382)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans	29		30
Accrued expenses and other liabilities	(9)		(7)
Underfunded retirement plans	(557)		(405)
Funded status at end of year	(537)		(382)
Accumulated benefit obligation	2,540		2,020
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)	421
Annual adjustment, net actuarial loss	158
Reclassification of recognized transactions, net actuarial loss	(40)
Less tax (benefit) expense, net actuarial loss	(39)
Total net actuarial loss change to AOCI	79
AOCI balance, net actuarial loss portion (net of tax)	500		421
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)	(23)
Annual adjustment, prior service cost	(3)
Reclassification of recognized transactions, prior service cost	3
Less tax expense (benefit), prior service cost	0
Total prior service cost change to AOCI	0
AOCI balance, prior service cost portion (net of tax)	(23)		(23)
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss	48
Unrecognized prior service cost	(4)
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	2,211		1,835		1,672
Assumed with National acquisition	235		0
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)	2.89%		2.79%
Long-term pay progression (in hundredths)	3.18%		3.24%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)	2.79%		3.23%
Rate of return on plan assets (in hundredths)	4.17%		4.23%
Long-term pay progression (in hundredths)	3.24%		3.06%
Weighted average target allocation [Abstract]
Equity securities range minimum (in hundredths)	25.00%
Equity securities range maximum (in hundredths)	60.00%
Fixed income securities and cash equivalents range minimum (in hundredths)	40.00%
Fixed income securities and cash equivalents range maximum (in hundredths)	75.00%
Weighted average asset allocations [Abstract}
Equity securities (in hundredths)	32.00%		49.00%
Fixed income securities (in hundredths)	66.00%		50.00%
Cash equivalents (in hundredths)	2.00%		1.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2012 payment	77
2013 payment	80
2014 payment	82
2015 payment	89
2016 payment	92
2017 - 2021 payment	525
Non-U.S. defined benefit plan [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	402		42
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	402		42
Non-U.S. defined benefit plan [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	1,791		1,742
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	1,791		1,742
Non-U.S. defined benefit plan [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	51		49
Assumed with National acquisition	18
Fair value of plan assets at end of year (FVPA)	18		51
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	18		51
Redemptions	(51)		(4)
Unrealized gain	0		6
Assumed with National acquisition	18
Non-U.S. defined benefit plan [Member] | Money market funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	50		19
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	50		19
Non-U.S. defined benefit plan [Member] | Money market funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	41		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	41		0
Non-U.S. defined benefit plan [Member] | Money market funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	9		19
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	9		19
Non-U.S. defined benefit plan [Member] | Money market funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	1,129		669
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	1,129		669
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	209		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	209		0
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	920		669
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	920		669
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	335		211
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	335		211
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	3		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	3		0
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	332		211
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	332		211
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	133		300
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	133		300
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	13		42
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	13		42
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	120		258
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	120		258
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	521		555
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	521		555
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	136		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	136		0
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	385		555
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	385		555
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-U.S. defined benefit plan [Member] | Other investments [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	43		81
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	43		81
Non-U.S. defined benefit plan [Member] | Other investments [Member] | Level 1 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-U.S. defined benefit plan [Member] | Other investments [Member] | Fair value, inputs, Level 2 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	25		30
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	25		30
Non-U.S. defined benefit plan [Member] | Other investments [Member] | Fair value, inputs, Level 3 [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	18		51
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	$ 18		$ 51
November 1997 through December 31, 2003, Defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)	4.00%
Defined contribution plan, employer fixed matching contribution (percent)	2.00%
After December 31, 2003, Defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)	4.00%
Defined contribution plan, no employer fixed matching contribution (percent)	2.00%

[1]	Includes restructuring and non-restructuring related settlement charges.